BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) - Board of Directors Chairman [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Minimum profit for bonus payment	$ 5,000
Monthly Payment [Member]
Related Party Transaction [Line Items]
Compensation	4
Cash Bonus [Member]
Related Party Transaction [Line Items]
Compensation	$ 30